Accumulated other comprehensive income	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Accumulated other comprehensive income

Note 9: Accumulated other comprehensive income

Changes in accumulated other comprehensive income (“AOCI”) by component for the three months ended June 30, 2021 were as follows (in thousands):

Three months ended June 30, 2020	Currency translation adjustments	Defined benefit pension plan	Total
Balance as of April 1,2020	$19,696	$(724)	$18,972
Foreign currency translation gain/(loss)	6,961	—	6,961
Actuarial gain/(loss), net of tax benefit of $70	—	(165)	(165)

Balance as of June 30, 2020	$26,657	$(889)	$25,768

Three months ended June 30, 2021	Currency translation adjustments	Defined benefit pension plan	Total
Balance as of April 1, 2021	$25,136	$(1,047)	$24,089
Foreign currency translation gain/(loss)	(114)	—	(114)
Actuarial gain/(loss), net of tax expense of $0	—	15	15

Balance as of June 30, 2021	$25,022	$(1,032)	$23,990

Six months ended June 30, 2020	Currency translation adjustments	Defined benefit pension plan	Total
Balance as of January 1,2020	$10,131	$(698)	$9,433
Foreign currency translation gain/(loss)	16,526	—	16,526
Actuarial gain/(loss), net of tax expense of $0	—	(191)	(191)

Balance as of June 30, 2020	$26,657	$(889)	$25,768

Six months ended June 30, 2021	Currency translation adjustments	Defined benefit pension plan	Total
Balance as of January 1, 2021	$23,807	$(992)	$22,815
Foreign currency translation gain/(loss)	1,215	—	1,215
Actuarial gain/(loss), net of tax expense of $(14)	—	(40)	(40)

Balance as of June 30, 2021	$25,022	$(1,032)	$23,990

We do not tax effect foreign currency translation gain/(loss) because we have determined such gain (loss) is permanently reinvested.

Note 9: Accumulated other comprehensive income

Changes in accumulated other comprehensive income (AOCI) by component for the years ended December 31, 2020 and 2019 were as follows (in thousands):

	Currency Translation Adjustments	Defined Benefit Pension Plan	Total
Balance at January 1, 2019	$389	$(313)	$76
Foreign currency translation gain/(loss)	9,742	—	9,742
Actuarial gain/(loss), net of tax	—	(385)	(385)
Balance as of December 31, 2019	$10,131	$(698)	$9,433
Foreign currency translation gain/(loss)	13,676	—	13,676
Actuarial gain/(loss), net of tax	—	(294)	(294)
Balance at December 31, 2020	$23,807	$(992)	$22,815

For years ended December 31, 2020 and 2019, we did not tax effect foreign currency translation gain/(loss) because we have determined such gain/(loss) is permanently reinvested and actuarial gain/(loss) is not tax effected due to a valuation allowance applied to our deferred tax assets.